INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

		Capitalized			ERP and		Other
(amounts in millions)		development	Customer		other		intangible
	Goodwill	costs	relationships	Licenses	software	Technology	assets	Total
Net book value at March 31, 2017	$560.0	$168.2	$106.3	$—	$65.8	$12.0	$31.7	$944.0
Additions – internal development	—	32.5	—	—	14.8	—	—	47.3
Acquisition of subsidiaries (Note 3)	57.6	—	61.6	—	0.3	—	—	119.5
Disposal and remeasurement of
interest in investment	(10.9)	—	—	—	—	—	—	(10.9)
Amortization	—	(25.8)	(20.0)	—	(16.2)	(2.5)	(3.8)	(68.3)
Transfers and others	—	(1.0)	(0.1)	—	0.3	—	(1.1)	(1.9)
Exchange differences	18.8	(0.2)	6.7	—	(0.1)	(0.3)	1.0	25.9
Net book value at March 31, 2018	$625.5	$173.7	$154.5	$—	$64.9	$9.2	$27.8	$1,055.6
Additions – internal development	—	69.4	—	—	17.2	—	—	86.6
Additions – through the monetization
of royalties (Note 30)	—	—	—	156.7	—	—	—	156.7
Acquisition of subsidiaries (Note 3)	443.0	7.6	191.4	169.5	—	—	—	811.5
Amortization	—	(30.5)	(22.4)	(2.3)	(14.3)	(2.0)	(3.4)	(74.9)
Transfers and others	—	(10.0)	—	—	2.7	(0.1)	0.6	(6.8)
Exchange differences	(0.8)	0.4	(0.7)	0.5	0.2	0.2	(0.6)	(0.8)
Net book value at March 31, 2019	$1,067.7	$210.6	$322.8	$324.4	$70.7	$7.3	$24.4	$2,027.9

		Capitalized			ERP and		Other
		development	Customer		other		intangible
	Goodwill	costs	relationships	Licenses	software	Technology	assets	Total
Cost	$625.5	$306.8	$273.8	$—	$186.2	$49.7	$54.4	$1,496.4
Accumulated amortization	—	(133.1)	(119.3)	—	(121.3)	(40.5)	(26.6)	(440.8)
Net book value at March 31, 2018	$625.5	$173.7	$154.5	$—	$64.9	$9.2	$27.8	$1,055.6
Cost	$1,067.7	$375.0	$460.9	$326.7	$208.8	$50.5	$53.6	$2,543.2
Accumulated amortization	—	(164.4)	(138.1)	(2.3)	(138.1)	(43.2)	(29.2)	(515.3)
Net book value at March 31, 2019	$1,067.7	$210.6	$322.8	$324.4	$70.7	$7.3	$24.4	$2,027.9

For the year ended March 31, 2019, amortization of $43.7 million (2018 – $41.8 million) has been recorded in cost of sales, $29.4 million (2018 – $25.0 million) in research and development expenses and $1.8 million (2018 – $1.5 million) in selling, general and administrative expenses.

As at March 31, 2019, the average remaining amortization period for the capitalized development costs is 5.2 years (2018 – 5.1 years).

The categories of capitalized development costs and ERP and other software both primarily consist of internally generated intangible assets.

The Company has no indefinite life intangible assets other than goodwill.